Accounting policies - Measurement of FA and FL and recognition of FV changes - FV of financial assets and liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial assets	$ 1,743,889	$ 1,616,873
Financial liabilities	1,604,462	1,477,724
Fair value
Financial instruments
Financial assets	810,717	768,692
Financial liabilities	438,573	359,579
Fair value | Level 1
Financial instruments
Financial assets	413,592	356,704
Financial liabilities	28,762	62,570
Fair value | Level 2 and 3
Financial instruments
Financial assets	397,125	411,988
Financial liabilities	409,811	297,009
Financial liabilities at fair value through profit or loss | Fair value
Financial instruments
Financial liabilities	434,112	351,417
Financial liabilities at fair value through profit or loss | Fair value | Level 1
Financial instruments
Financial liabilities	28,762	62,570
Financial liabilities at fair value through profit or loss | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	405,350	288,847
Hedging derivatives category | Fair value
Financial instruments
Financial liabilities	4,461	8,162
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial liabilities	4,461	8,162
Financial assets at fair value through profit or loss category | Fair value
Financial instruments
Financial assets	484,987	361,615
Financial assets at fair value through profit or loss category | Fair value | Level 1
Financial instruments
Financial assets	110,273	106,073
Financial assets at fair value through profit or loss category | Fair value | Level 2 and 3
Financial instruments
Financial assets	374,714	255,542
Financial assets at fair value through other comprehensive income category | Fair value
Financial instruments
Financial assets	315,549	395,829
Financial assets at fair value through other comprehensive income category | Fair value | Level 1
Financial instruments
Financial assets	303,319	250,631
Financial assets at fair value through other comprehensive income category | Fair value | Level 2 and 3
Financial instruments
Financial assets	12,230	145,198
Hedging derivatives category | Fair value
Financial instruments
Financial assets	10,181	11,248
Hedging derivatives category | Fair value | Level 2 and 3
Financial instruments
Financial assets	$ 10,181	$ 11,248